MORSE, ZELNICK, ROSE & LANDER
                         A LIMITED LIABILITY PARTNERSHIP

                                 405 PARK AVENUE
                          NEW YORK, NEW YORK 10022-2605
                                  212-838-1177
                               FAX - 212-838-9190

                                                            WRITER'S DIRECT LINE
                                                            (212) 838-8599

                                       July 28, 2005

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 03-04
Washington, DC 20549

      Re:  Secured Services, Inc. ("Secured")
           Registration Statement on Form SB-2
           Filing date: July 28, 2005 (the "Registration Statement")

Dear Sirs and Mesdames:

      On May 31, 2005 Secured filed Post-Effective Amendment No.1 to Form SB-2, file no. 333-116455, on which the staff commented by letter, dated June 29, 2005, (the "Comment Letter"). Secured has not yet responded to the staff's comments because after filing that amendment it completed a material acquisition which required (a) its existing Registration Statement to include financial statements and other information about Chameleon Communications Technology, Inc., the acquired company and (b) Secured to file a new Registration Statement covering securities issued in the acquisition and in a related financing. Secured expects that it will be able to respond to the Comment Letter in full promptly after filing of the accompanying new Registration Statement.

      However, the new Registration Statement has been drafted to address comments 1 and 2 of the Comment Letter. Secured responded to comment 1 by including in the Registration Statement all of the financial information required by Item 310(c) of Regulation S-B for Chameleon Communications Technology, Inc., and to comment 2 by disclosing, in the section of the Registration Statement entitled "Recent Developments," that it has identified a material weakness in its internal control over financial reporting, the nature of the deficiencies that amounted to a material weakness and the steps it has taken to correct the deficiencies.

                                                     Sincerely,


                                                     /s/ John C. Hui
                                                     ---------------------------
                                                     John C. Hui